Maintenance rights and lease premium, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 41	$ 44	$ 83	$ 90